UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05379

Name of Fund: Royce Focus Trust, Inc.

Fund Address: 745 Fifth Avenue

New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LLC

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2011

Date of reporting period: 3/31/2011

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.5%

Consumer Discretionary – 7.4%
Automobiles - 1.6%
Thor Industries	90,000	$3,003,300

Specialty Retail - 4.4%
Buckle (The)	120,000	4,848,000
GameStop Corporation Cl. A [a]	150,000	3,378,000

		8,226,000

Textiles, Apparel & Luxury Goods - 1.4%
Timberland Company (The) Cl. A [a]	60,000	2,477,400

Total		13,706,700

Consumer Staples – 5.1%
Food Products - 4.2%
Cal-Maine Foods	75,000	2,212,500
Industrias Bachoco ADR	90,000	2,495,700
Sanderson Farms	65,000	2,984,800

		7,693,000

Personal Products - 0.9%
Nu Skin Enterprises Cl. A	60,000	1,725,000

Total		9,418,000

Energy – 13.2%
Energy Equipment & Services - 11.9%
Ensco ADR	75,000	4,338,000
Helmerich & Payne	60,000	4,121,400
Pason Systems	170,000	2,761,733
Tesco Corporation [a]	120,000	2,634,000
Trican Well Service	200,000	4,515,730
Unit Corporation [a]	60,000	3,717,000

		22,087,863

Oil, Gas & Consumable Fuels - 1.3%
Exxon Mobil	30,000	2,523,900

Total		24,611,763

Financials – 18.8%
Capital Markets - 12.1%
Ashmore Group	650,000	3,455,606
Franklin Resources	45,000	5,628,600
INTL FCStone [a]	65,000	1,652,300
Knight Capital Group Cl. A [a]	175,000	2,345,000
Partners Group Holding	10,000	1,911,813
Sprott	350,000	3,274,368
U.S. Global Investors Cl. A	147,849	1,199,055
Value Partners Group	3,200,000	3,023,700

		22,490,442

Diversified Financial Services - 0.8%
PICO Holdings [a]	50,000	1,503,000

Insurance - 3.6%
Berkshire Hathaway Cl. B [a]	80,000	6,690,400

Real Estate Management & Development - 2.3%
Kennedy-Wilson Holdings [a]	400,771	4,352,373

Total		35,036,215

Health Care – 1.5%
Pharmaceuticals - 1.5%
Endo Pharmaceuticals Holdings [a]	75,000	2,862,000

Total		2,862,000

Industrials – 9.8%
Building Products - 1.8%
Simpson Manufacturing	50,000	1,473,000
WaterFurnace Renewable Energy	70,000	1,758,845

		3,231,845

Construction & Engineering - 1.4%
Jacobs Engineering Group [a]	50,000	2,571,500

Electrical Equipment - 1.3%
GrafTech International [a]	120,000	2,475,600

Machinery - 4.0%
Lincoln Electric Holdings	25,000	1,898,000
Pfeiffer Vacuum Technology	15,000	2,104,116
Semperit AG Holding	60,000	3,490,137

		7,492,253

Road & Rail - 1.3%
Patriot Transportation Holding [a]	90,000	2,407,500

Total		18,178,698

Information Technology – 19.3%
Computers & Peripherals - 4.2%
SanDisk Corporation [a]	40,000	1,843,600
Western Digital [a]	160,000	5,966,400

		7,810,000

Semiconductors & Semiconductor Equipment - 12.6%
Aixtron ADR	80,000	3,510,400
Analog Devices	130,000	5,119,400
MKS Instruments	156,718	5,218,709
Teradyne [a]	200,000	3,562,000
Varian Semiconductor Equipment Associates [a]	125,000	6,083,750

		23,494,259

Software - 2.5%
Microsoft Corporation	180,000	4,564,800

Total		35,869,059

Materials – 24.4%
Chemicals - 2.1%
Mosaic Company (The)	50,000	3,937,500

Metals & Mining - 22.3%
Alamos Gold	120,000	1,898,711
Allied Nevada Gold [a]	150,000	5,322,000
Centamin Egypt [a]	1,200,000	2,599,278
Endeavour Mining [a]	1,100,000	2,949,974
Fresnillo	75,000	1,856,459
Major Drilling Group International	270,000	4,586,797
Nucor Corporation	50,000	2,301,000
Orbit Garant Drilling [a]	300,000	1,655,493
Pan American Silver	100,000	3,713,000
Reliance Steel & Aluminum	80,000	4,622,400
Schnitzer Steel Industries Cl. A	75,000	4,875,750
Seabridge Gold [a]	160,000	5,091,200

		41,472,062

Total		45,409,562

TOTAL COMMON STOCKS
(Cost $132,530,894)		185,091,997

REPURCHASE AGREEMENT – 13.8%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $25,724,029 (collateralized by obligations of various U.S. Government Agencies, due 6/21/11, valued at $26,370,000) (Cost $25,724,000)		25,724,000

TOTAL INVESTMENTS – 113.3%
(Cost $158,254,894)		210,815,997

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		282,576

PREFERRED STOCK – (13.4)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$186,098,573

a Non-income producing.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $158,254,894. At March 31, 2011, net unrealized appreciation for all securities was $52,561,103, consisting of aggregate gross unrealized appreciation of $56,726,181 and aggregate gross unrealized depreciation of $4,165,078.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1	–	quoted prices in active markets for identical securities.
Level 2	–

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common stocks	$143,249,238	$41,842,759	$–	$185,091,997
Cash equivalents	–	25,724,000	–	25,724,000

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.

By:

/s/Charles M. Royce

Charles M. Royce

President, Royce Focus Trust, Inc.

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce

Charles M. Royce

President, Royce Focus Trust, Inc.

Date: May 24, 2011

By:

/s/John D. Diederich

John D. Diederich

Treasurer, Royce Focus Trust, Inc.

Date: May 24, 2011